Debt and standby letters of credit facilities (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt outstanding
Sirius Group's debt outstanding as of December 31, 2020 and 2019 consisted of the following:

(Millions)	December 31, 2020	Effective rate (1)	December 31, 2019	Effective rate (1)
2017 SEK Subordinated Notes, at face value	$336.7	4.3%	$295.0	4.0%
Unamortized issuance costs	(3.9)		(3.8)
2017 SEK Subordinated Notes, carrying value	332.8		291.2
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.0)		(2.3)
Unamortized issuance costs	(3.3)		(3.7)
2016 SIG Senior Notes, carrying value	394.7		394.0
Total debt	$727.5		$685.2
(1)Effective rate considers the effect of the debt issuance costs.

Schedule of contractual repayments of debt
A schedule of contractual repayments of Sirius Group's debt as of December 31, 2020 follows:

(Millions)	December 31, 2020
Due in one year or less	$—
Due in one to three years	—
Due in three to five years	—
Due after five years	736.7
Total	$736.7